UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  028-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

 /s/ Robert Bender     Pasadena, CA     August 02, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $100,998 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     2780    68530 SH       SOLE                        0    68530        0
AMERICAN PUBLIC EDUCATION IN   COM              02913V103     2224    50885 SH       SOLE                        0    50885        0
APPLE INC                      COM              037833100     7213    28675 SH       SOLE                        0    28675        0
ARCSIGHT INC                   COM              039666102     1908    85224 SH       SOLE                        0    85224        0
BJS RESTAURANTS INC            COM              09180C106     2592   109825 SH       SOLE                        0   109825        0
BROADCOM CORP                  CL A             111320107     3634   110235 SH       SOLE                        0   110235        0
CAVIUM NETWORKS INC            COM              14965A101     3538   135075 SH       SOLE                        0   135075        0
CELGENE CORP                   COM              151020104     2868    56441 SH       SOLE                        0    56441        0
CISCO SYS INC                  COM              17275R102     2293   107600 SH       SOLE                        0   107600        0
CLEAN ENERGY FUELS CORP        COM              184499101     1833   122722 SH       SOLE                        0   122722        0
COACH INC                      COM              189754104     2712    74210 SH       SOLE                        0    74210        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     5468   109235 SH       SOLE                        0   109235        0
CROCS INC                      COM              227046109      212    20000 SH       SOLE                        0    20000        0
FIRST SOLAR INC                COM              336433107     2403    21111 SH       SOLE                        0    21111        0
FORTINET INC                   COM              34959E109      164    10000 SH       SOLE                        0    10000        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     2054    34740 SH       SOLE                        0    34740        0
GENOPTIX INC                   COM              37243V100     1223    71131 SH       SOLE                        0    71131        0
GILEAD SCIENCES INC            COM              375558103     2606    76013 SH       SOLE                        0    76013        0
GOOGLE INC                     CL A             38259P508     3124     7021 SH       SOLE                        0     7021        0
HARBIN ELECTRIC INC            COM              41145W109      269    16150 SH       SOLE                        0    16150        0
HIGHER ONE HLDGS INC           COMMON           42983D104      145    10000 SH       SOLE                        0    10000        0
ILLUMINA INC                   COM              452327109     4452   102275 SH       SOLE                        0   102275        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     6280    19896 SH       SOLE                        0    19896        0
JACOBS ENGR GROUP INC DEL      COM              469814107     1123    30830 SH       SOLE                        0    30830        0
LULULEMON ATHLETICA INC        COM              550021109     2737    73529 SH       SOLE                        0    73529        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100     2394    76205 SH       SOLE                        0    76205        0
NETAPP INC                     COM              64110D104     4172   111821 SH       SOLE                        0   111821        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     2314    24827 SH       SOLE                        0    24827        0
NUVASIVE INC                   COM              670704105     1518    42818 SH       SOLE                        0    42818        0
POWER INTEGRATIONS INC         COM              739276103     2239    69555 SH       SOLE                        0    69555        0
QUALCOMM INC                   COM              747525103     2176    66274 SH       SOLE                        0    66274        0
QUANTA SVCS INC                COM              74762E102     2193   106190 SH       SOLE                        0   106190        0
SOUTHWESTERN ENERGY CO         COM              845467109     1527    39530 SH       SOLE                        0    39530        0
STARBUCKS CORP                 COM              855244109     1511    62162 SH       SOLE                        0    62162        0
SUNPOWER CORP                  COM CL A         867652109      412    34070 SH       SOLE                        0    34070        0
TESSERA TECHNOLOGIES INC       COM              88164L100     1252    77985 SH       SOLE                        0    77985        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     2788    57115 SH       SOLE                        0    57115        0
VISTAPRINT N V                 SHS              N93540107     4501    94787 SH       SOLE                        0    94787        0
VMWARE INC                     CL A COM         928563402     4479    71560 SH       SOLE                        0    71560        0
ZUMIEZ INC                     COM              989817101     1667   103464 SH       SOLE                        0   103464        0